Result And Remuneration To Shareholders - Additional Information 1 (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Feb. 29, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Average percentage of implicit rate	7.89%
Current subsidy receivable	R$ 723	R$ 208	R$ 101
Subsidies revenue recognized	R$ 3,508	R$ 1,958
Number Of Hydroelectric Plants	18
Utilization of the contracted capacity percentage	85.00%
Cemig D [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	R$ 711
Ceming G T [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	R$ 12